3. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment

Depreciation is recorded on the straight-line method based on the estimated useful lives of the assets as follows:

Plant and machinery	5 or 6.67 years
Furniture, fixtures and equipment	3 or 5 years
Computers	3 or 5 years
Automobile	3 or 5 years
Bitcoin mining equipment	3 years
Leasehold improvements	The shorter of the estimated life or the lease term
PV solar system	17, 20, 25 or 27 years

Schedule of disaggregation of revenues

The following table illustrates the disaggregation of revenue by revenue stream and by timing of revenue recognition from continuing operations for the years ended December 31, 2019, 2018 and 2017:

By revenue stream	For the year ended December 31, 2019
Continued operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Bitcoin mining	Sales of hays	Others	Total
Australia	$79,470	$–	$–	$–	$–	$–	$–	$1,048	$80,518
Japan	–	–	9,563	–	–	–	–	–	9,563
Italy	–	1,365	–	–	–	–	–	–	1,365
United States	1,471	–	–	567	(2,835)	3,630	1,487	–	4,320
United Kingdom	–	979	–	–	–	–	–	–	979
Greece	–	1,024	–	–	–	–	–	114	1,138
Total	$80,941	$3,368	$9,563	$567	$(2,835)	$3,630	$1,487	$1,162	$97,883

By revenue stream	For the year ended December 31, 2018
Continued operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Bitcoin mining	Sales of hays	Others	Total
Australia	$90,067	$–	$–	$–	$–	$–	$–	$1,314	$91,381
Japan	1,605	–	10,809	–	–	–	–	23	12,437
Italy	–	1,733	–	–	–	–	–	–	1,733
United States	1,875	–	–	1,052	15,794	–	–	–	18,721
United Kingdom	–	932	–	–	–	–	–	–	932
Greece	–	378	–	–	–	–	–	–	378
Total	$93,547	$3,043	$10,809	$1,052	$15,794	$–	$–	$1,337	$125,582

By revenue stream	For the year ended December 31, 2017
Continued operations	Sales of PV components	Electricity revenue with PPAs	Sales of PV project asset	Bitcoin mining equipment sales and hosting service	Sales of pre- development solar projects	Bitcoin mining	Sales of hays	Others	Total
Australia	$111,284	$–	$–	$–	$–	$–	$–	$890	$112,174
Japan	511	–	–	–	–	–	–	–	511
Italy	–	1,932	–	–	–	–	–	–	1,932
United States	–	–	–	–	–	–	–	–	–
United Kingdom	–	861	6,042	–	–	–	–	–	6,903
Greece	–	–	–	–	–	–	–	–	–
Total	$111,795	$2,793	$6,042	$–	$–	$–	$–	$890	$121,520

Schedule of accounts receivables and contract liabilities

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	December 31, 2019	December 31, 2018
Accounts receivable, current and noncurrent	$16,539	$27,777
Advance from customers	$17,632	$25,984

Reconciliation of total interest cost

A reconciliation of total interest cost to “Interest Expense” as reported in the consolidated statements of operations for the years ended December 31, 2019, 2018 and 2017 is as follows:

	For the years ended December 31,
	2019	2018	2017

Interest cost capitalized	$–	$292	$1,607
Interest cost charged to expense	3,923	6,665	8,087
Total interest cost	$3,923	$6,957	$9,694